Basis of preparation and accounting policies - Reconciliation Shareholders' Equity under IFRS-EU and IFRS-IASB (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU	€ 53,769		€ 50,932	€ 50,406
Adjustment of the EU IAS 39 carve-out	(3,658)		(2,460)	(2,655)
Tax effect of the adjustment	885		577	678
Effect of adjustment after tax	(2,773)		(1,883)	(1,977)
Shareholders' equity	50,996	[1]	49,049	48,429
Non-controlling interests	893	[1]	803	715
In accordance with IFRS-IASB Total Equity	€ 51,889	[1]	€ 49,851	€ 49,144	€ 47,863

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.